Business Description and Going Concern (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Jan. 25, 2023	Nov. 30, 2023	Nov. 30, 2022	Feb. 28, 2023	Feb. 28, 2022
Payable amount to Nextplay	$ 17,295,873	$ 548,328		$ 519,136	$ 302,059
Interest bearing interest rate	5.00%
Accumulated deficit		20,192,527		16,650,863	11,517,722
Working capital		5,355,130		1,112,788	12,721,563
Receivable amount from Nextplay	$ 1,942,630	25,790			5,053
Net cash used in operating activities		$ 2,264,738	$ 2,352,919	$ 2,772,157	$ 3,107,383
Next Innovation LLC [Member]
Ownership percentage		50.00%		50.00%
Member Units [Member]
Exchanged preferred units	1,000,000			(1,000,000)
Preferred Units [Member]
Exchanged preferred units	400,000
Preferred units per share					$ 10.00
Partial payment exchanged of preferred units	400,000